Business combination - Acquisition (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2019	Jun. 30, 2021	Dec. 31, 2018
Business Acquisition [Line Items]
Cash paid for acquisition	$ 343,100
Bigo Inc
Business Acquisition [Line Items]
Ownership interest held			31.70%
Other acquisition
Business Acquisition [Line Items]
Ownership interest held		25.00%
Cash paid for acquisition		$ 9,611
Business combination, consideration transferred		$ 9,600
Percentage of shares in subsidiary transferred		19.00%
Other acquisition | Minimum
Business Acquisition [Line Items]
Ownership interest held		25.00%
Other acquisition | Maximum
Business Acquisition [Line Items]
Ownership interest held		81.00%
Class A common shares | Bigo Inc
Business Acquisition [Line Items]
Number of shares issued for acquisition	305,127,046
Class A common shares | Employees | Bigo Inc
Business Acquisition [Line Items]
Number of shares issued for acquisition	8,761,450
Class B common shares | Bigo Inc
Business Acquisition [Line Items]
Number of shares issued for acquisition	38,326,579